Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities:
Net loss	$ (4,562,295)	$ (5,379,582)
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of shares for services		258,000
Amortization of deferred compensation	32,901	662,464
Stock-based compensation expense	732,167	448,444
Depreciation and amortization expense	311,185	206,458
Change in accounts receivable	129,235	(189,239)
Change in prepaids and other current assets	(1,694)	7,719
Change in accounts payable	(144,560)	347,697
Change in accrued expenses and other current liabilities	48,282	67
Net cash used in operating activities	(3,454,779)	(3,637,972)
Investing activities:
Purchase of equipment	(321,838)	(590,043)
Payment for leasehold improvements		(82,502)
Net cash used in investing activities	(321,838)	(672,545)
Financing activities:
Repurchase of common stock	(4,001)
Proceeds from Private Placement, net of offering costs		5,641,485
Net cash (used in) provided by financing activities	(4,001)	5,641,485
Net change in cash	(3,780,618)	1,330,968
Cash, beginning of period	5,071,690	3,740,722
Cash, end of period	$ 1,291,072	$ 5,071,690